CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 1,091,186	$ 1,843,393
Accounts receivable, net	7,056,298	3,874,620
Prepaid expenses	309,436	222,532
Other current assets	36,090	7,352
Total current assets	8,493,010	5,947,897
Property and equipment, net	43,936	27,602
Goodwill	16,314,957	16,312,911
Intangible assets, net	1,611,744	2,006,000
Deferred debt issue costs	1,654,773	2,907,736
Prepaid stock based compensation	373,567	1,008,019
Other assets	34,659	4,804
Total assets	28,526,646	28,214,969
Current liabilities:
Accounts payable and accrued expenses	$ 5,138,807	2,882,120
Note payable - related party		2,500,000
Notes payable, current portion	$ 2,455,000	1,350,000
Unearned revenue	1,295	25,295
Contingent consideration payable to related party - current portion	7,585,435	$ 3,586,722
Put liability	1,436,282
Total current liabilities	16,616,819	$ 10,344,137
Notes payable	$ 8,033,898	7,713,014
Contingent consideration payable to related party - long term		3,145,401
Put liability		1,260,010
Total liabilities	$ 24,650,717	22,462,562
Stockholders' equity:
Additional paid in capital	13,989,590	13,143,153
Accumulated deficit	(10,141,771)	(7,417,862)
Total stockholders' equity	3,875,929	5,752,407
Total liabilities and stockholders' equity	$ 28,526,646	28,214,969
Series A Preferred Stock [Member]
Stockholders' equity:
Preferred stock, authorized 50,000,000 shares, $0.001 par value,		86
Common Class A [Member]
Stockholders' equity:
Common stock	$ 28,110	$ 27,030
Common Class B [Member]
Stockholders' equity:
Common stock